Acquisitions - Schedule of Unaudited Pro Forma Information Below Presents The Consolidated Results Operations (Details) - The Simplicity Esports, LLC [Member] - USD ($)	9 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Total Revenue	$ 45,883
Net (Loss) Income	$ (3,330,960)	$ 4,165
Basic Net Loss Per Share	$ (0.93)	$ 0.00